Segmentation of key figures (Details 2) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
Interest income	$ 91	$ 245	$ 292
Impairment charges and fair value gains on financial assets, net	335	38	(6)
Additions to restructuring provisions	(354)	(492)	(521)
Continuing operations
Disclosure of operating segments [line items]
Equity-based compensation of Novartis equity plans	(958)	(1,067)	(918)
Property, plant and equipment [member]
Disclosure of operating segments [line items]
Depreciation and amortisation expense	(1,318)	(1,345)	(1,482)
Impairment loss (reversal of impairment loss) recognised in profit or loss	(440)	(202)	(301)
Right-of-use assets [member]
Disclosure of operating segments [line items]
Depreciation and amortisation expense	(330)	(305)
Intangible assets and goodwill [member]
Disclosure of operating segments [line items]
Depreciation and amortisation expense	(3,462)	(2,836)	(2,587)
Impairment loss (reversal of impairment loss) recognised in profit or loss	(914)	(1,138)	(841)
Operating segments [member] | Innovative Medicines | Continuing operations
Disclosure of operating segments [line items]
Impairment charges and fair value gains on financial assets, net	153	18	107
Additions to restructuring provisions	(217)	(229)	(395)
Equity-based compensation of Novartis equity plans	(714)	(761)	(645)
Operating segments [member] | Innovative Medicines | Property, plant and equipment [member] | Continuing operations
Disclosure of operating segments [line items]
Depreciation and amortisation expense	(912)	(952)	(1,075)
Impairment loss (reversal of impairment loss) recognised in profit or loss	(324)	(100)	(239)
Operating segments [member] | Innovative Medicines | Right-of-use assets [member] | Continuing operations
Disclosure of operating segments [line items]
Depreciation and amortisation expense	(273)	(247)
Operating segments [member] | Innovative Medicines | Intangible assets and goodwill [member] | Continuing operations
Disclosure of operating segments [line items]
Depreciation and amortisation expense	(3,080)	(2,509)	(2,214)
Impairment loss (reversal of impairment loss) recognised in profit or loss	(768)	(632)	(592)
Operating segments [member] | Sandoz | Continuing operations
Disclosure of operating segments [line items]
Additions to restructuring provisions	(98)	(165)	(32)
Equity-based compensation of Novartis equity plans	(64)	(67)	(53)
Operating segments [member] | Sandoz | Property, plant and equipment [member] | Continuing operations
Disclosure of operating segments [line items]
Depreciation and amortisation expense	(282)	(283)	(285)
Impairment loss (reversal of impairment loss) recognised in profit or loss	(116)	(101)	(60)
Operating segments [member] | Sandoz | Right-of-use assets [member] | Continuing operations
Disclosure of operating segments [line items]
Depreciation and amortisation expense	(41)	(41)
Operating segments [member] | Sandoz | Intangible assets and goodwill [member] | Continuing operations
Disclosure of operating segments [line items]
Depreciation and amortisation expense	(370)	(315)	(366)
Impairment loss (reversal of impairment loss) recognised in profit or loss	(141)	(506)	(249)
Operating segments [member] | Corporate | Continuing operations
Disclosure of operating segments [line items]
Impairment charges and fair value gains on financial assets, net	182	20	(113)
Additions to restructuring provisions	(39)	(98)	(94)
Equity-based compensation of Novartis equity plans	(180)	(239)	(220)
Operating segments [member] | Corporate | Property, plant and equipment [member] | Continuing operations
Disclosure of operating segments [line items]
Depreciation and amortisation expense	(124)	(110)	(122)
Impairment loss (reversal of impairment loss) recognised in profit or loss		(1)	(2)
Operating segments [member] | Corporate | Right-of-use assets [member] | Continuing operations
Disclosure of operating segments [line items]
Depreciation and amortisation expense	(16)	(17)
Operating segments [member] | Corporate | Intangible assets and goodwill [member] | Continuing operations
Disclosure of operating segments [line items]
Depreciation and amortisation expense	(12)	$ (12)	$ (7)
Impairment loss (reversal of impairment loss) recognised in profit or loss	$ (5)